Statement of changes in equity (Statement) - BRL (R$) R$ in Thousands	Total	Total	Share Capital	Share issuance costs	Stock options granted	Treasury shares	Tax incentives	Legal Reserve	Capital increase reserve	Special statutory reserve	Investment reserve	Dividends proposed	Other reserves	Retained earnings (losses)	Non-controlling interest
Equity	R$ 15,175,130	R$ 15,075,467	R$ 9,269,281	R$ (33,735)	R$ 15,455	R$ (218,265)	R$ 812,909	R$ 235,019	R$ 2,513,663	R$ 279,344		R$ 86,889	R$ 2,114,907		R$ 99,663
Net income (loss) for the period	23,394,887	23,381,617												23,381,617	13,270
Other comprehensive income (loss) for the year	(262,382)	(262,382)											(262,382)
Stock options granted (Note 23)	5,335	5,335			5,335
Shares granted (Note 23)					(2,365)	2,365
Share repurchase	1,904,424	1,904,424				1,904,424
Unclaimed dividends forfeited	2,308	2,308												2,308
Proposed additional dividend payment	(799,903)	(799,903)							(719,903)	(80,000)
Payment of supplementary dividends	(86,986)	(86,986)							(97)			(86,889)
Proposed minimum mandatory dividends	(2,256,367)	(2,256,367)												(2,256,367)
Additional proposed dividend	(93,633)	(93,633)												(93,633)
Constitution of reserves							66,871	1,169,080	17,937,885	1,993,098				(21,166,934)
Reversal of the tax incentive reserve							(502)		502
Realization of deemed cost, net of taxes													(133,009)	133,009
Fair value attributable to non-controlling interest	(7,600)														(7,600)
Equity	33,166,365	33,061,032	9,269,281	(33,735)	18,425	(2,120,324)	879,278	1,404,099	19,732,050	2,192,442			1,719,516		105,333
Net income (loss) for the period	14,106,381	14,084,848												14,084,848	21,533
Other comprehensive income (loss) for the year	(80,515)	(80,515)											(80,515)
Stock options granted (Note 23)	8,319	8,319			8,319
Shares granted (Note 23)
Share repurchase	(880,914)	(880,914)				(880,914)
Unclaimed dividends forfeited						1,517,224				(1,517,224)
Constitution of reserves							118,959	443,010	10,911,226	1,212,358				(12,685,553)
Realization of deemed cost, net of taxes													(100,705)	100,705
Interest on own capital	(1,500,000)	(1,500,000)												(1,500,000)
Fair value attributable to non-controlling interest	(9,336)														(9,336)
Constitution of investment reserve (Note 24.3)									(14,972,324)		14,972,324
Equity	44,810,300	44,692,770	9,269,281	(33,735)	26,744	(1,484,014)	998,237	1,847,109	15,670,952	1,887,576	14,972,324		1,538,296		117,530
Net income (loss) for the period	(7,044,706)	(7,074,198)												(7,074,198)	29,492
Other comprehensive income (loss) for the year	(110,115)	(110,115)											(110,115)
Stock options granted (Note 23)	81,276	81,276			81,276
Shares granted (Note 23)					(47,794)	47,794
Share repurchase	(2,806,764)	(2,806,764)				(2,806,764)
Unclaimed dividends forfeited	1,300	1,300												1,300
Constitution of reserves							321,671							(321,671)
Realization of deemed cost, net of taxes													(79,385)	79,385
Interest on own capital	(2,500,000)	(2,500,000)									(2,500,000)
Fair value attributable to non-controlling interest	(15,716)														(15,716)
Loss absorption (Note 24.3)											(7,315,184)			7,315,184
Treasury shares canceled (Note 24.2)						2,903,787			(2,863,320)	(40,467)
Equity	R$ 32,415,575	R$ 32,284,269	R$ 19,269,281	R$ (33,735)	R$ 60,226	R$ (1,339,197)	R$ 1,319,908	R$ 1,847,109	R$ 2,807,632	R$ 1,847,109	R$ 5,157,140		R$ 1,348,796		R$ 131,306